Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NOMADAR CORP.
Entity Central Index Key	0001994214
Entity Tax Identification Number	99-3383359
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5015 Highway 59 N
Entity Address, City or Town	Marshall
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75670
City Area Code	(323)
Local Phone Number	672-4566
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false